UNITED STATES

 SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21504
Advent/Claymore Enhanced Growth & Income Fund
(Exact name of registrant as specified in charter)

1271 Avenue of the Americas, 45th Floor, New York, NY 10020
(Address of principal executive offices) (Zip code)
Robert White 1271 Avenue of the Americas, 45th Floor New York, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 482-1600

Date of fiscal year end: October 31

Date of reporting period: November 1, 2011 – January 31, 2012

Item 1.   Schedule of Investments.
Attached hereto.

Item 2.   Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

LCM Advent/Claymore Enhanced Growth & Income Fund
Portfolio of Investments
January 31, 2012 (unaudited)

Principal					Optional Call
Amount~	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 132.5%
	Convertible Bonds - 79.2%
	Aerospace & Defense - 1.4%
$2,100,000	L-3 Communications Holdings, Inc.(j)	BB+	3.00%	08/01/2035	02/22/12 @ 100	$2,047,500

	Agriculture - 1.6%
HKD 18,900,000	Glory River Holdings Ltd. (Hong Kong)	NR	1.00%	07/29/2015	N/A	2,385,502

	Apparel - 1.6%
$2,340,000	Iconix Brand Group, Inc.(a) (j)	NR	2.50%	06/01/2016	N/A	2,316,600

	Auto Manufacturers - 1.7%
2,100,000	Navistar International Corp. (j)	B	3.00%	10/15/2014	N/A	2,443,875

	Auto Parts & Equipment - 1.5%
500,000	Meritor, Inc.(b)	CCC+	4.63%	03/01/2026	03/01/16 @ 100	425,625
1,000,000	Meritor, Inc.(b)	CCC+	4.00%	02/15/2027	02/15/19 @ 100	721,250
700,000	TRW Automotive, Inc.	BB-	3.50%	12/01/2015	N/A	1,041,250
						2,188,125

	Biotechnology - 3.3%
1,450,000	Charles River Laboratories International, Inc. (j)	BB+	2.25%	06/15/2013	N/A	1,444,562
500,000	Gilead Sciences, Inc., Series B (j)	A-	0.63%	05/01/2013	N/A	661,250
1,000,000	Illumina, Inc.(a) (j)	NR	0.25%	03/15/2016	N/A	961,250
700,000	United Therapeutics Corp.(a)	NR	1.00%	09/15/2016	N/A	834,750
900,000	Vertex Pharmaceuticals, Inc. (j)	NR	3.35%	10/01/2015	10/01/13 @ 101	990,000
						4,891,812

	Coal - 1.7%
1,292,000	Alpha Natural Resources, Inc. (j)	B+	2.38%	04/15/2015	N/A	1,208,020
1,200,000	Peabody Energy Corp. (j)	B+	4.75%	12/15/2041	12/20/36 @ 100	1,234,500
						2,442,520

	Commercial Services - 1.4%
700,000	Avis Budget Group, Inc.	NR	3.50%	10/01/2014	N/A	811,125
1,000,000	Sotheby's (j)	BB	3.13%	06/15/2013	N/A	1,190,000
						2,001,125

	Computers - 3.0%
EUR 2,650,000	Ingenico, Series ING (France)	NR	2.75%	01/01/2017	N/A	1,516,417
$1,200,000	Netapp, Inc. (j)	NR	1.75%	06/01/2013	N/A	1,557,000
1,175,000	SanDisk Corp.	BB	1.50%	08/15/2017	N/A	1,363,000
						4,436,417

	Diversified Financial Services - 6.6%
GBP 1,200,000	Aberdeen Asset Management PLC, Series ADN (United Kingdom)	NR	3.50%	12/17/2014	N/A	2,520,823
$1,000,000	Affiliated Managers Group, Inc. (j)	BBB-	3.95%	08/15/2038	08/15/13 @ 100	1,098,750
1,000,000	Air Lease Corp.(a) (j)	NR	3.88%	12/01/2018	N/A	1,097,500
1,900,000	Janus Capital Group, Inc. (j)	BBB-	3.25%	07/15/2014	N/A	1,971,250
932,000	Jefferies Group, Inc.	BBB	3.88%	11/01/2029	11/01/17 @ 100	795,695
HKD 8,000,000	Power Regal Group Ltd. (Hong Kong)	NR	2.25%	06/02/2014	N/A	1,222,516
$1,500,000	QBE Funding Trust (Australia)(c)	A	0.00%	05/12/2030	05/12/13 @ 100	927,000
						9,633,534

	Electrical Components & Equipment - 2.0%
1,650,000	General Cable Corp. (j)	B+	0.88%	11/15/2013	N/A	1,596,375
1,260,000	General Cable Corp.(b) (j)	B	4.50%	11/15/2029	N/A	1,376,550
						2,972,925

	Engineering & Construction - 1.7%
870,000	Jaiprakash Associates Ltd. (India)(c)	NR	0.00%	09/12/2012	N/A	1,117,950
1,400,000	Larsen & Toubro Ltd. (India)	NR	3.50%	10/22/2014	N/A	1,411,900
						2,529,850

	Health Care Products - 2.1%
500,000	Hologic, Inc., Series 2010(b) (d) (j)	BB+	2.00%	12/15/2037	12/15/16 @ 100	595,625
1,950,000	Hologic, Inc. (b) (e) (j)	BB+	2.00%	12/15/2037	12/15/13 @ 100	1,913,437
600,000	Insulet Corp.	NR	3.75%	06/15/2016	06/20/15 @ 100	621,750
						3,130,812

	Holding Companies-Diversified - 1.3%
EUR 1,300,000	Industrivarden AB, Series INDU (Sweden)	A-	2.50%	02/27/2015	N/A	1,974,898

	Home Builders - 0.4%
$500,000	Lennar Corp.(a) (j)	B+	2.75%	12/15/2020	12/20/15 @ 100	608,750

	Insurance - 2.1%
1,000,000	American Equity Investment Life Holding Co.(a) (j)	BB	3.50%	09/15/2015	N/A	1,105,000
2,000,000	Old Republic International Corp. (j)	BBB+	8.00%	05/15/2012	N/A	2,035,000
						3,140,000

	Internet - 2.6%
1,500,000	Digital River, Inc. (j)	NR	2.00%	11/01/2030	11/01/15 @ 100	1,340,625
2,769,000	WebMD Health Corp.(a) (j)	NR	2.50%	01/31/2018	N/A	2,409,030
						3,749,655

	Iron & Steel - 5.3%
2,350,000	Allegheny Technologies, Inc. (j)	BBB-	4.25%	06/01/2014	N/A	3,193,063
EUR 28,000	Arcelormittal, Series MT (Luxembourg)	BBB-	7.25%	04/01/2014	N/A	877,119
$1,200,000	ArcelorMittal (Luxembourg)	BBB-	5.00%	05/15/2014	N/A	1,306,500
1,000,000	Steel Dynamics, Inc. (j)	BB+	5.13%	06/15/2014	N/A	1,170,000
1,000,000	United States Steel Corp. (j)	BB	4.00%	05/15/2014	N/A	1,198,750
						7,745,432

	Lodging - 1.7%
2,346,000	MGM Resorts International (j)	B-	4.25%	04/15/2015	N/A	2,486,760

	Media - 1.0%
500,000	Central European Media Enterprises Ltd. (Bermuda)	NR	5.00%	11/15/2015	N/A	337,500
839,000	XM Satellite Radio, Inc.(a) (j)	BB	7.00%	12/01/2014	N/A	1,176,698
						1,514,198

	Metal Fabricate & Hardware - 0.6%
EUR 600,000	Kloeckner & Co. Financial Services SA, Series KCO (Germany)	B+	6.00%	06/09/2014	N/A	813,902

	Mining - 2.9%
$1,000,000	AngloGold Ashanti Holdings Finance PLC (South Africa)(a) (j)	NR	3.50%	05/22/2014	N/A	1,166,250
1,600,000	Kinross Gold Corp. (Canada) (j)	BBB-	1.75%	03/15/2028	03/20/13 @ 100	1,588,000
1,600,000	Vedanta Resources Jersey II Ltd. (United Kingdom)	BB	4.00%	03/30/2017	N/A	1,479,200
						4,233,450

	Miscellaneous Manufacturing - 1.1%
1,525,000	Trinity Industries, Inc. (j)	BB-	3.88%	06/01/2036	06/01/18 @ 100	1,538,344

	Oil & Gas - 3.8%
1,000,000	Chesapeake Energy Corp. (j)	BB+	2.75%	11/15/2035	11/15/15 @ 100	952,500
2,000,000	Chesapeake Energy Corp. (j)	BB+	2.50%	05/15/2037	05/15/17 @ 100	1,757,500
2,700,000	Lukoil International Finance BV (Russia)	BBB-	2.63%	06/16/2015	N/A	2,855,925
						5,565,925

	Oil & Gas Services - 1.2%
1,500,000	Subsea 7 SA, Series ACY (Luxembourg)	NR	2.25%	10/11/2013	N/A	1,691,250

	Packaging & Containers - 0.5%
750,000	Owens-Brockway Glass Container, Inc.(a) (j)	BB	3.00%	06/01/2015	N/A	738,750

	Pharmaceuticals - 2.9%
801,000	ENDO Pharmaceuticals Holdings, Inc. (j)	NR	1.75%	04/15/2015	N/A	1,106,381
746,000	Salix Pharmaceuticals Ltd. (j)	NR	2.75%	05/15/2015	N/A	975,395
JPY 75,000,000	Sawai Pharmaceutical Co. Ltd. (Japan)(c)	NR	0.00%	09/17/2015	N/A	1,041,919
$1,000,000	Shire PLC, Series SHP (Channel Islands)	NR	2.75%	05/09/2014	N/A	1,157,000
						4,280,695

	Real Estate - 2.4%
1,040,000	Forest City Enterprises(a) (j)	B-	4.25%	08/15/2018	N/A	964,600
1,100,000	Forest City Enterprises, Inc.	NR	3.63%	10/15/2014	10/15/13 @ 100	1,187,312
EUR 300,000	IMMOFINANZ AG (Austria)	NR	4.25%	03/08/2018	N/A	1,425,673
						3,577,585

	Real Estate Investment Trusts - 3.3%
$1,350,000	Annaly Capital Management, Inc. (j)	NR	4.00%	02/15/2015	N/A	1,603,125
1,190,000	Boston Properties, LP (j)	A-	3.75%	05/15/2036	05/18/13 @ 100	1,374,450
1,000,000	Kilroy Realty, LP(a) (j)	NR	4.25%	11/15/2014	N/A	1,251,250
500,000	SL Green Operating Partnership LP(a)	BB+	3.00%	10/15/2017	N/A	551,250
						4,780,075

	Retail - 2.0%
HKD 11,000,000	Hengdeli Holdings Ltd. (Cayman Islands)	NR	2.50%	10/20/2015	N/A	1,397,253
$1,550,000	RadioShack Corp.(a) (j)	Ba3	2.50%	08/01/2013	N/A	1,460,875
						2,858,128

	Semiconductors - 6.2%
2,812,000	Advanced Micro Devices, Inc. (j)	B+	6.00%	05/01/2015	N/A	2,871,755
1,000,000	Linear Technology Corp., Series A	NR	3.00%	05/01/2027	05/01/14 @ 100	1,070,000
750,000	ON Semiconductor Corp., Series B	BB	2.63%	12/15/2026	12/20/16 @ 100	862,500
1,000,000	ON Semiconductor Corp. (j)	BB	2.63%	12/15/2026	12/20/13 @ 100	1,138,750
1,000,000	Photronics, Inc.(a)	NR	3.25%	04/01/2016	N/A	1,006,250
2,000,000	Rovi Corp. (j)	NR	2.63%	02/15/2040	02/20/15 @ 100	2,150,000
						9,099,255

	Software - 2.3%
GBP 900,000	Misys PLC (United Kingdom)	NR	2.50%	11/22/2015	N/A	1,602,748
$1,700,000	Take-Two Interactive Software, Inc.(a) (j)	NR	1.75%	12/01/2016	N/A	1,823,250
						3,425,998

	Telecommunications - 6.0%
2,850,000	Alcatel-Lucent USA, Inc., Series B (France) (j)	B	2.88%	06/15/2025	06/20/13 @ 100	2,618,437
GBP 1,600,000	Cable & Wireless Worldwide PLC (United Kingdom)	NR	5.75%	11/24/2014	N/A	2,310,267
$1,652,000	Ciena Corp.(a) (j)	NR	4.00%	03/15/2015	N/A	1,763,510
1,000,000	SBA Communications Corp. (j)	NR	1.88%	05/01/2013	N/A	1,188,750
500,000	tw telecom, Inc. (j)	B	2.38%	04/01/2026	04/06/13 @ 100	594,375
250,000	Virgin Media, Inc.	B+	6.50%	11/15/2016	N/A	379,375
						8,854,714

	Total Convertible Bonds - 79.2%
	(Cost $115,504,212)					116,098,361

	Corporate Bonds - 30.3%
	Advertising - 0.2%
250,000	Lamar Media Corp. (j)	BB-	7.88%	04/15/2018	04/15/14 @ 104	274,375

	Auto Parts & Equipment - 0.7%
1,000,000	Dana Holding Corp. (j)	BB-	6.50%	02/15/2019	02/15/15 @ 103	1,068,750

	Banks - 1.3%
500,000	Banco do Estado do Rio Grande do SUL (Brazil)(a)	Ba1	7.38%	02/02/2022	N/A	515,190
1,350,000	Capital One Capital V (j)	BB+	10.25%	08/15/2039	N/A	1,420,875
						1,936,065

	Beverages - 1.3%
1,725,000	Constellation Brands, Inc. (j)	BB+	7.25%	09/01/2016	N/A	1,944,938

	Chemicals - 0.8%
1,019,161	Lyondell Chemical Co. (j)	BB+	11.00%	05/01/2018	05/01/13 @ 100	1,121,077

	Diversified Financial Services - 2.4%
2,000,000	Ford Motor Credit Co., LLC (j)	BB+	12.00%	05/15/2015	N/A	2,510,000
250,000	International Lease Finance Corp. (j)	BBB-	8.25%	12/15/2020	N/A	267,500
1,000,000	Textron Financial Corp.(a) (g) (j)	B	6.00%	02/15/2067	02/15/17 @ 100	765,000
						3,542,500

	Electric - 1.1%
1,500,000	AES Corp. (j)	BB-	7.75%	10/15/2015	N/A	1,657,500

	Food - 0.9%
EUR 975,000	Campofrio Food Group SA, Series REGS (Spain)	BB-	8.25%	10/31/2016	10/31/13 @ 104	1,327,376

	Health Care Products - 1.1%
$1,500,000	Biomet, Inc. (j)	B-	10.00%	10/15/2017	10/15/12 @ 105	1,627,500

	Health Care Services - 3.0%
2,500,000	Apria Healthcare Group, Inc. (j)	BB+	11.25%	11/01/2014	11/01/12 @ 103	2,621,875
1,025,000	HCA, Inc. (j)	B-	5.75%	03/15/2014	N/A	1,064,719
599,000	Tenet Healthcare Corp. (j)	BB-	8.88%	07/01/2019	07/01/14 @ 104	680,613
						4,367,207

	Household Products & Housewares - 0.6%
250,000	Reynolds Group Issuer, Inc.(a) (j)	B-	9.88%	08/15/2019	08/15/15 @ 105	255,625
500,000	Spectrum Brands Holdings, Inc. (j)	B	9.50%	06/15/2018	06/15/14 @ 105	569,375
						825,000

	Insurance - 2.2%
1,000,000	AXA SA (France)(a) (g) (j)	BBB	6.38%	12/29/2049	12/14/36 @ 100	757,500
1,000,000	Liberty Mutual Group, Inc.(a) (g) (j)	BB	10.75%	06/15/2058	06/15/38 @ 100	1,285,000
800,000	MetLife, Inc. (j)	BBB	10.75%	08/01/2039	08/01/34 @ 100	1,115,266
						3,157,766

	Lodging - 1.1%
250,000	Marina District Finance Co., Inc. (j)	BB-	9.88%	08/15/2018	08/15/14 @ 105	235,000
1,142,000	Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. (j)	BBB-	7.75%	08/15/2020	08/15/15 @ 104	1,296,170
						1,531,170

	Machinery-Diversified - 2.1%
2,500,000	Case New Holland, Inc. (j)	BB+	7.75%	09/01/2013	N/A	2,718,750
250,000	Case New Holland, Inc. (j)	BB+	7.88%	12/01/2017	N/A	289,375
						3,008,125

	Media - 2.3%
3,000,000	Clear Channel Worldwide Holdings, Inc., Series B (j)	B	9.25%	12/15/2017	12/15/12 @ 107	3,322,500

	Mining - 0.7%
1,000,000	FMG Resources August 2006 Pty Ltd. (Australia)(a) (j)	B+	6.88%	02/01/2018	02/01/14 @ 105	1,022,500

	Oil & Gas - 1.7%
1,200,000	Alta Mesa Holdings, LP/Alta Mesa Finance Services Corp. (j)	B	9.63%	10/15/2018	10/15/14 @ 105	1,134,000
1,225,000	Chesapeake Energy Corp. (j)	BB+	9.50%	02/15/2015	N/A	1,384,250
						2,518,250

	Pharmaceuticals - 1.2%
1,665,000	Aptalis Pharma, Inc. (j)	B	12.75%	03/01/2016	03/01/13 @ 103	1,781,550

	Retail - 2.7%
1,000,000	Limited Brands, Inc. (j)	BB+	6.63%	04/01/2021	N/A	1,105,000
2,700,000	Toys "R" US Property Co. II, LLC (j)	B+	8.50%	12/01/2017	12/01/13 @ 104	2,905,875
						4,010,875

	Telecommunications - 2.9%
EUR 1,300,000	Alcatel-Lucent (France)	B	8.50%	01/15/2016	N/A	1,557,114
$500,000	NII Capital Corp. (j)	B+	10.00%	08/15/2016	08/15/13 @ 105	571,250
725,000	SBA Telecommunications, Inc. (j)	B+	8.00%	08/15/2016	08/15/12 @ 106	788,438
1,000,000	UPC Holding BV (Netherlands)(a) (j)	B-	9.88%	04/15/2018	04/15/14 @ 105	1,092,500
EUR 250,000	Wind Acquisition Finance SA (Luxembourg)(a)	BB-	11.75%	07/15/2017	07/15/13 @ 106	300,296
						4,309,598

	Total Corporate Bonds - 30.3%
	(Cost $41,876,590)					44,354,622

Number
of Shares	Description					Value
	Convertible Preferred Stocks - 5.2%
	Auto Manufacturers - 1.1%
40,000	General Motors Co., Series B (j)	B+	4.75%	12/01/2013		1,602,400

	Banks - 2.6%
2,000	Bank of America Corp., Series L (h)	BB+	7.25%	-		1,842,940
10,000	Citigroup, Inc.	NR	7.50%	12/15/2012		926,600
10,000	KeyCorp, Series A(h)	BBB-	7.75%	-		1,083,900
						3,853,440

	Electric - 1.0%
10,379	PPL Corp. (j)	NR	9.50%	07/01/2013		562,542
16,000	PPL Corp. (j)	NR	8.75%	05/01/2014		840,960
						1,403,502

	Oil & Gas - 0.3%
7,589	Apache Corp., Series D (j)	BBB+	6.00%	08/01/2013		435,836

	Real Estate Investment Trusts - 0.2%
13,950	Alexandria Real Estate Equities, Inc., Series D (h) (j)	NR	7.00%	-		350,424

	Total Convertible Preferred Stocks - 5.2%
	(Cost $7,395,913)					7,645,602

	Common Stocks - 16.5%
	Auto Manufacturers - 1.1%
15,000	Daimler AG (Germany) (i)					829,512
18,000	PACCAR, Inc.					795,600
						1,625,112

	Beverages - 1.0%
23,000	PepsiCo, Inc. (i)					1,510,410

	Biotechnology - 0.1%
2,000	Illumina, Inc.(f)					103,520

	Chemicals - 1.4%
12,000	BASF SE (Germany)					923,351
35,000	Dow Chemical Co. (i)					1,172,850
						2,096,201

	Coal - 0.4%
8,000	Walter Energy, Inc.					553,040

	Household Products & Housewares - 0.8%
16,000	Kimberly-Clark Corp. (i)					1,144,960

	Leisure Time - 0.5%
25,000	Carnival Corp. (Panama)					755,000

	Lodging - 0.3%
4,000	Wynn Resorts Ltd.					460,920

	Mining - 0.4%
10,000	Newmont Mining Corp.					614,800

	Miscellaneous Manufacturing - 0.6%
15,000	Illinois Tool Works, Inc.					795,450

	Oil & Gas - 2.4%
18,000	ConocoPhillips (i)					1,227,780
20,000	Diamond Offshore Drilling, Inc. (i)					1,246,000
10,000	Occidental Petroleum Corp. (i)					997,700
						3,471,480

	Pharmaceuticals - 2.7%
15,000	Johnson & Johnson (i)					988,650
50,000	Sanofi, ADR (France) (i)					1,856,500
25,000	Teva Pharmaceutical Industries Ltd., ADR (Israel) (i)					1,128,250
						3,973,400

	Real Estate Investment Trusts - 1.1%
47,500	Annaly Capital Management, Inc.					799,900
15,000	Health Care REIT, Inc.					858,150
						1,658,050

	Retail - 1.5%
15,000	Darden Restaurants, Inc. (i)					688,050
21,000	Limited Brands, Inc. (i)					879,060
10,000	Tiffany & Co. (i)					638,000
						2,205,110

	Semiconductors - 0.7%
25,000	Intel Corp.					660,500
10,000	Microchip Technology, Inc. (i)					369,100
						1,029,600

	Telecommunications - 1.5%
38,000	AT&T, Inc.					1,117,580
26,900	Verizon Communications, Inc.					1,013,054
						2,130,634

	Total Common Stocks - 16.5%
	(Cost $23,080,576)					24,127,687

	Preferred Stock - 1.3%
	Diversified Financial Services - 1.3%
75,000	Citigroup Capital XII(g) (j)	BB	8.50%	03/30/2040		$1,932,750
	(Cost $1,897,500)

	Total Investments - 132.5%
	(Cost $189,754,791)					194,159,022
	Other Assets in excess of Liabilities - 1.7%					2,567,518
	Total value of Options Written - (0.1%) (Premiums received $220,472)					(162,673)
	Borrowings - (34.1% of Net Assets or 25.7% of Total Investments)					(50,000,000)
	Net Assets - 100.0%					146,563,867

AB - Stock Company
ADR - American Depositary Receipt
AG - Stock Corporation
BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company
Pty - Proprietary
REIT- Real Estate Investment Trust
SA - Corporation
SE - Stock Corporation

~	The principal amount is denominated in U.S. Dollars unless otherwise noted.
*
Ratings shown are per Standard & Poor's, Moody's or Fitch.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2012, these securities amounted to $27,229,174, which represents 18.6% of net assets.

(b)	Security is a "Step-down" bond where the coupon decreases at a predetermined date. The rate shown reflects the rate in effect at January 31, 2012.
(c)	Zero coupon bond.
(d)	Security becomes an accreting bond after December 15, 2016 with a 2.00% principal accretion rate.
(e)	Security becomes an accreting bond after December 15, 2013 with a 2.00% principal accretion rate.
(f)	Non-income producing security.
(g)	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
(h)	Security is perpetual and, thus does not have a predetermined maturity date. The coupon rate shown is in effect as of January 31, 2012.
(i)	All or a portion of this security is segregated as collateral (or potential collateral for future transactions) for written options.
(j)
All or a portion of this security has been physically segregated in connection with the line of credit and forward exchange currency contracts. As of January 31, 2012, the total amount segregated was $120,290,162.

Country Breakdown as a % of Long-Term Investments
United States	74.9%
France	4.3%
United Kingdom	4.1%
Luxembourg	2.1%
Hong Kong	1.9%
Russia	1.5%
Germany	1.3%
India	1.3%
Sweden	1.0%
Australia	1.0%
Canada	0.8%
Austria	0.7%
Cayman Islands	0.7%
Spain	0.7%
South Africa	0.6%
Channel Islands	0.6%
Israel	0.6%
Netherlands	0.6%
Japan	0.5%
Panama	0.4%
Brazil	0.3%
Bermuda	0.1%
Subject to change daily.

See previously submitted notes to financial statements for the period ended October 31, 2011.

Contracts (100 shares per contract)	Call Options Written (a)	Expiration Month	Exercise Price	Market Value
(180)	ConocoPhillips	February 2012	$72.50	$(2,160)
(100)	Daimler AG	March 2012	EUR 45.00	(14,923)
(150)	Darden Restaurants, Inc.	April 2012	49.00	(11,700)
(100)	Diamond Offshore Drilling, Inc.	March 2012	65.00	(9,700)
(200)	Dow Chemical Co.	February 2012	34.00	(14,600)
(150)	Johnson & Johnson	April 2012	67.50	(9,750)
(160)	Kimberly-Clark Corp.	April 2012	75.00	(6,720)
(100)	Limited Brands, Inc.	February 2012	43.00	(5,000)
(100)	Microchip Technology, Inc.	February 2012	38.00	(4,000)
(50)	Occidental Petroleum Corp.	March 2012	105.00	(8,350)
(50)	Occidental Petroleum Corp.	February 2012	105.00	(3,050)
(230)	PepsiCo, Inc.	April 2012	67.50	(19,320)
(400)	Sanofi	March 2012	38.00	(26,000)
(100)	Teva Pharmaceutical Industries Ltd.	March 2012	47.50	(4,700)
(150)	Teva Pharmaceutical Industries Ltd.	February 2012	45.00	(15,000)
(100)	Tiffany & Co.	March 2012	70.00	(7,700)
	Total Value of Call Options Written
	(Premiums received $(220,472))			$(162,673)

The exercise price is denominated in U.S. Dollars unless otherwise noted.
(a) Non-income producing security.

At January 31, 2012, the following forward exchange currency contracts outstanding were:

Forward Exchange Currency Contracts
	Contracts to Sell	Counterparty	Settlement Date	Settlement Value	Value at 1/31/2012	Net Unrealized Appreciation (Depreciation)
EUR	5,000,000
for USD	6,502,800	The Bank of New York Mellon	3/16/2012	$6,502,800	$6,545,955	$(43,155)
GBP	3,600,000
for USD	5,560,740	The Bank of New York Mellon	3/16/2012	5,560,740	5,678,950	(118,210)
HKD	94,500
for USD	12,180	The Bank of New York Mellon	2/1/2012	12,180	12,186	(6)

		Total unrealized depreciation on forward exchange currency contracts				$(161,371)

At January 31, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments	Net Tax Unrealized Depreciation on Derivatives and Foreign Currency
$190,256,366	$9,067,698	$(5,165,042)	$3,902,656	$(105,820)

GAAP requires disclosure of fair valuation measurements as of each measurement date. In compliance with GAAP, the Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs).

These inputs are used in determining the value of the Fund's investments and summarized in the following fair value hierarchy:

Level 1 - quoted prices in active markets for identical securities.

Level 2 - quoted prices in inactive markets or other significant observable inputs (e.g. quoted prices for similar securities; interest rates; prepayment speed; credit risk; yield curves)

Level 3 - significant unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair value)

Observable inputs are those based upon market data obtained from independent sources, and unobservable inputs reflect the Fund's own assumptions based on the best information available. A financial instrument's level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following are certain inputs and techniques that are generally utilized to evaluate how to classify each major type of investment in accordance with GAAP.

Equity Securities (Common and Preferred Stock) – Equity securities traded in active markets where market quotations are readily available are categorized as Level 1. Equity securities traded in inactive markets and certain foreign equities are valued using inputs which include broker quotes, prices of securities closely related where the security held is not trading but the related security is trading, and evaluated price quotes received from independent pricing providers. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Convertible Bonds & Notes – Convertible bonds and notes are valued by independent pricing providers who employ matrix inputs pricing models utilizing various inputs such as market prices, broker quotes, prices of securities with comparable maturities and qualities, and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Corporate Bonds & Notes – Corporate bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, and prices of securities with comparable maturities and qualities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

The Fund did not hold any Level 3 securities at January 31, 2012.

The following table represents the Fund’s investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of January 31, 2012:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

(Value in $000s)
Assets:
Convertible Bonds	$-	$116,098	$-	$116,098
Convertible Preferred Stocks:
Auto Manufacturers	1,602	-	-	1,602
Banks	3,853	-	-	3,853
Electric	1,404	-	-	1,404
Oil & Gas	436	-	-	436
Real Estate Investment Trusts	-	350	-	350
Common Stocks	24,128	-	-	24,128
Corporate Bonds	-	44,355	-	44,355
Preferred Stock	1,933	-	-	1,933
Total	$33,356	$160,803	$-	$194,159

Liabilities:
Options Written	$163	$-	$-	$163
Foreign Exchange Currency Contracts	-	161	-	161
Total	$163	$161	$-	$324

There were no transfers between Levels.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent/Claymore Enhanced Growth & Income Fund

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:	March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:	March 29, 2012

By:	/s/ Robert White
Robert White
Treasurer and Chief Financial Officer

Date:	March 29, 2012